Sale of Homestake Resources (Details Narrative) - Dolly Varden [Member]	1 Months Ended
Feb. 25, 2022 CAD ($) $ / shares shares
Statement [Line Items]
Cash proceeds	$ 5,000
Share issued during period for acquisition | shares	76,504,590
Recognized a gain	$ 48,390
Market price of the shares | $ / shares	$ 0.79
Acquisition cost	$ 589